BALANCE SHEET COMPONENTS - Property, Equipment and Software (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 11,067	$ 11,067		$ 8,309	$ 6,052
Less: accumulated depreciation and amortization	(2,238)	(2,238)		(1,783)	(960)
Total property, equipment and software, net	8,529	8,529		6,526	5,092
Depreciation and amortization expense	700	756	$ 560	822	615
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	340	340		207	108
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	331	331		130	75
Vehicles and vehicle hardware
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	5,295	5,295		4,144	3,684
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	119	119		119	119
Developed software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	4,955	4,955		3,709	2,066
Other
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 27	$ 27		$ 0	$ 0